Provisions (Tables)	12 Months Ended
Jun. 30, 2019
Provision for dividends and other liabilities [member]
Statement [LineItems]
Summary of Provisions

The disclosure below excludes closure and rehabilitation provisions (refer to note 14 ‘Closure and rehabilitation provisions’), employee benefits, restructuring and post-retirement employee benefits provisions (refer to note 24 ‘Employee benefits, restructuring and post-retirement employee benefits provisions’) and provisions related to the Samarco dam failure (refer to note 4 ‘Significant events – Samarco dam failure’).

	2019	2018
	US$M	US$M
Movement in provision for dividends and other liabilities
At the beginning of the financial year	944	984
Dividends determined	11,302	5,221
Charge/(credit) for the year:
Underlying	372	337
Discounting	10	4
Exchange variations	101	3
Released during the year	(391)	(78)
Utilisation	(338)	(150)
Dividends paid	(11,395)	(5,325)
Transferred to liabilities held for sale	–	(39)
Transfers and other movements	(104)	(13)

At the end of the financial year	501	944

Comprising:
Current	220	290
Non-current	281	654

Samarco dam failure [member]
Statement [LineItems]
Summary of Financial Impacts of Samarco Dam Failure

The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the year ended 30 June 2019 are shown in the table below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	2019	2018	2017
	US$M	US$M	US$M
Income statement
Other income (1)	50	–	–
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure (2)	(57)	(57)	(82)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure (3)	(96)	(80)	(134)
Samarco Germano dam decommissioning	(263)	–	–
Samarco dam failure provision (4)	(586)	(429)	(38)

Loss from operations	(952)	(566)	(254)
Net finance costs (5)	(108)	(84)	(127)

Loss before taxation	(1,060)	(650)	(381)
Income tax benefit	–	–	–

Loss after taxation	(1,060)	(650)	(381)

Balance sheet movement
Trade and other payables	4	4	(3)
Provisions	(629)	(228)	143

Net (liabilities)/assets	(625)	(224)	140

		2019		2018		2017
		US$M		US$M		US$M
Cash flow statement
Loss before taxation		(1,060)		(650)		(381)
Adjustments for:
Share of loss relating to the Samarco dam failure (3)	96		80		134
Samarco Germano dam decommissioning	263		–		–
Samarco dam failure provision (4)	586		429		38
Net finance costs (5)	108		84		127
Changes in assets and liabilities:
Trade and other payables	(4)		(4)		3

Net operating cash flows		(11)		(61)		(79)

Net investment and funding of equity accounted investments (6)		(424)		(365)		(442)

Net investing cash flows		(424)		(365)		(442)

Net decrease in cash and cash equivalents		(435)		(426)		(521)

(1)	Proceeds from insurance settlements.
(2)	Includes legal and advisor costs incurred.
(3)	Loss from working capital funding provided during the period.
(4)	US$(579) million change in estimate and US$(7) million exchange translation.
(5)	Amortisation of discounting of provision.
(6)

Includes US$(96) million funding provided during the period and US$(328) million utilisation of the Samarco dam failure provision, of which US$(313) million allowed for the continuation of reparatory and compensatory programs in relation to the Framework Agreement and a further US$(15) million for dam stabilisation and expert costs.

Summary of Provisions

Provisions related to the Samarco dam failure

		2019		2018
		US$M		US$M
At the beginning of the financial year		1,285		1,057
Movement in provisions		629		228
Comprising:
Utilised	(328)		(285)
Adjustments charged to the income statement:
Change in estimate	579		560
Samarco Germano dam decommissioning	263		–
Amortisation of discounting impacting net finance costs	108		84
Exchange translation	7		(131)

At the end of the financial year		1,914		1,285

Comprising:
Current		440		313
Non-current		1,474		972

At the end of the financial year		1,914		1,285

Closure and rehabilitation provisions [member]
Statement [LineItems]
Summary of Provisions

	2019	2018
	US$M	US$M
At the beginning of the financial year	6,330	6,738
Capitalised amounts for operating sites:
Change in estimate	494	35
Exchange translation	(194)	(122)
Adjustments charged/(credited) to the income statement:
Increases to existing and new provisions	318	132
Exchange translation	(7)	(11)
Released during the year	(33)	(165)
Other adjustments to the provision:
Amortisation of discounting impacting net finance costs	353	352
Expenditure on closure and rehabilitation activities	(201)	(178)
Exchange variations impacting foreign currency translation reserve	(2)	–
Divestment and demerger of subsidiaries and operations	(80)	–
Transferred to liabilities held for sale	–	(450)
Other movements	(1)	(1)

At the end of the financial year	6,977	6,330

Comprising:
Current	361	274
Non-current	6,616	6,056

Operating sites	5,535	5,120
Closed sites	1,442	1,210

Employee benefits, restructuring and post-retirement employee benefits provisions [member]
Statement [LineItems]
Summary of Provisions

	2019	2018
	US$M	US$M
Employee benefits (1)	1,140	1,232
Restructuring (2)	78	8
Post-retirement employee benefits	493	449

Total provisions	1,711	1,689

Comprising:
Current	1,154	1,148
Non-current	557	541

(1)	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.

(2)	Total restructuring provisions include provisions for terminations and office closures.

Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits

2019	Employee benefits	Restructuring	Post- retirement employee benefits (3)	Total
	US$M	US$M	US$M	US$M
At the beginning of the financial year	1,232	8	449	1,689
Charge/(credit) for the year:
Underlying	1,011	160	55	1,226
Discounting	–	–	42	42
Net interest expense	–	–	(21)	(21)
Exchange variations	(49)	1	(6)	(54)
Released during the year	(146)	(11)	–	(157)
Remeasurement gains taken to retained earnings	–	–	20	20
Utilisation	(908)	(80)	(46)	(1,034)

At the end of the financial year	1,140	78	493	1,711

(3)	Refer to note 25 ‘Pension and other post-retirement obligations’.